Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current tax expense:
Current tax expense for the year	$ 1,276	$ 317
Deferred tax recovery:
Origination and reversal of temporary differences	1,499	(256)
Total deferred tax recovery	1,499	(256)
Effective income tax rate	$ 2,775	$ 61